UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2009, to December 31, 2011.

Date of Report (Date of earliest event reported)
February 14, 2012

          WORTHINGTON RECEIVABLES CORPORATION
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:  N/A

Central Index Key Number of securitizer:  0001542451

Dale T. Brinkman, (614) 438-3001
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule  15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01                      Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(1), Worthington Receivables Corporation has indicated by check mark that there is no activity to report for the initial period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WORTHINGTON RECEIVABLES CORPORATION

Date: February 14, 2012	By: /s/ Dale T. Brinkman
Dale T. Brinkman, Vice President-
Secretary-Assistant Treasurer